Pension obligations (Schedule of changes in fair value of plan assets) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Obligations [Line Items]
Opening fair value of plan assets	$ 199,645	$ 203,486
Interest income	5,667	5,387
Loss on plan assets (excluding amounts included in net interest expense)	(40,196)	(306)
Contributions from the employer	6,063	12,750
Employer direct benefit payments	1,787	866
Contributions from plan participants	25	34
Benefit payment from employer	(1,787)	(866)
Administrative expenses paid from plan assets	(80)	(83)
Benefits paid	(18,637)	(22,546)
Effects of changes in foreign exchange rates	(14,766)	923
Closing fair value of plan assets	$ 137,721	$ 199,645